Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, nonrecurring basis) (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale		$ 386,255,837	$ 384,973,906
Impaired financing receivable, related allowance		738,662	0	$ 14,289
Other Real Estate Owned (OREO)		722,442	1,115,671	$ 2,721,214	$ 4,361,411
LIABILITIES, FAIR VALUE, NONRECURRING			0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		11,117,997	12,609,927
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		1,781,985	3,051,950
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		9,336,012	9,557,977
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		1,781,985	3,051,950
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		0	0
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		1,781,985	3,051,950
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance			0
ASSETS FAIR VALUE, NONRECURRING	[1]	8,613,570	8,442,306
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	[1]	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	[1]	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	[1]	8,613,570	8,442,306
Foreclosed Assets | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		722,442	1,115,671
Foreclosed Assets | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		0	0
Foreclosed Assets | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING		$ 0	0
Foreclosed Assets | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	[1]		$ 1,115,671

[1]	(23) Carrying Amounts and Fair Value of Financial InstrumentsThe Company has adopted accounting guidance which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value under generally accepted accounting principles. This guidance applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements; accordingly, the standard does not require any new fair value measurements of reported balances.Accounting guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, the guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).(23) Carrying Amounts and Fair Value of Financial Instruments, ContinuedLevel 1Valuation is based upon quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries and money market funds.Level 2Valuation is based upon quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage-backed securities, municipal bonds, corporate debt securities and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain derivative contracts.Level 3Valuation is generated from model-based techniques that use at least one significant assumption based on unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.The following is a description of the valuation methodologies used for assets and liabilities recorded at fair value.Investment Securities Available for SaleInvestment securities available for sale are recorded at fair value on a recurring basis. At December 31, 2018, the Company’s investment portfolio was comprised of student loan pools, government and agency bonds, mortgage-backed securities issued by government agencies or GSEs, private label CMO mortgage-backed securities, municipal securities, and one equity investment. Fair value measurement is based upon prices obtained from third party pricing services that use independent pricing models which rely on a variety of factors including reported trades, broker/dealer quotes, benchmark yields, economic and industry events and other relevant market information. As such, these securities are classified as Level 2.Mortgage Loans Held for SaleThe Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with institutional investors, are carried in the Company’s loans held for sale portfolio. These loans are fixed rate residential loans that have been originated in the Company’s name and have closed. Virtually all of these loans have commitments to be purchased by investors and the majority of these loans were locked in by price with the investors on the same day or shortly thereafter that the loan was locked in with the Company’s customers. Therefore, these loans present very little market risk for the Company.The Company usually delivers to, and receives funding from, the investor within 30 days. Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a “best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination. These loans are classified as Level 2.Impaired LoansThe Company does not record loans held for investment at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established as necessary. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment.(23) Carrying Amounts and Fair Value of Financial Instruments, ContinuedFair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sell, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. Specifically as an example, in situations where the collateral on a nonperforming commercial real estate loan is out of the Company’s primary market area, management would typically order an independent appraisal immediately, at the earlier of the date the loan becomes nonperforming or immediately following the determination that the loan is impaired. However, as a second example, on a nonperforming commercial real estate loan where management is familiar with the property and surrounding areas and where the original appraisal value far exceeds the recorded investment in the loan, management may perform an internal analysis whereby the previous appraisal value would be reviewed and adjusted for current conditions including recent sales of similar properties in the area and any other relevant economic trends. These valuations are reviewed at a minimum on a quarterly basis.Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2018, most of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. The Company records impaired loans as nonrecurring Level 3. As of December 31, 2018 and 2017, the recorded investment in impaired loans was $9.4 million and $8.4 million, respectively. The average recorded investment in impaired loans was $11.0 million and $10.8 million for the years ended December 31, 2018 and 2017, respectively. Foreclosed AssetsForeclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, they are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral less estimated selling costs. The Company records all foreclosed assets as nonrecurring level 3.Assets measured at fair value on a recurring basis as of December 31, 2018 and 2017 are summarized below.December 31, 2018Quoted Market Price in Active Markets(Level 1) Significant OtherObservable Inputs(Level 2) SignificantUnobservable Inputs(Level 3)Student Loan Pools$— $12,885,501 $—SBA Bonds— 125,446,531 —Tax Exempt Municipal Bonds— 61,330,369 —Taxable Municipal Bonds— 1,977,885 —Mortgage-Backed Securities— 184,460,551 —Equity Securities— 155,000 —Total$— $386,255,837 $—December 31, 2017Quoted Market PriceIn Active Markets(Level 1) Significant OtherObservable Inputs(Level 2) SignificantUnobservable Inputs(Level 3)Student Loan Pools$— $8,521,785 $—SBA Bonds— 124,248,444 —Tax Exempt Municipal Bonds— 62,355,567 —Taxable Municipal Bonds— 1,997,130 —Mortgage-Backed Securities— 187,695,980 —Equity Securities— 155,000 —Total$— $384,973,906 $—(23) Carrying Amounts and Fair Value of Financial Instruments, ContinuedThere were no liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017. The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 and 2017, aggregated by the level in the fair value hierarchy within which those measurements fall. December 31, 2018Assets Level 1 Level 2 Level 3 TotalMortgage Loans Held For Sale$— $1,781,985 $— $1,781,985Collateral Dependent Impaired Loans (1)— — 8,613,570 8,613,570Foreclosed Assets— — 722,442 722,442Total$— $1,781,985 $9,336,012 $11,117,997 December 31, 2017Assets Level 1 Level 2 Level 3 TotalMortgage Loans Held For Sale$— $3,051,950 $— $3,051,950Collateral Dependent Impaired Loans (1)— — 8,442,306 8,442,306Foreclosed Assets— — 1,115,671 1,115,671Total$— $3,051,950 $9,557,977 $12,609,927(1) REPORTED NET OF SPECIFIC RESERVES OF $738,662 AND $0 AT DECEMBER 31, 2018 AND 2017, RESPECTIVELY.There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 and 2017. For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2018 and 2017: Valuation Significant 2018 2017Level 3 Assets Technique Unobservable Inputs Range RangeCollateral Dependent Impaired Loans Appraised Value Discount Rates/ Discounts to Appraised Values 7% - 97% 0% - 98%Foreclosed Assets Appraised Value/Comparable Sales Discount Rates/ Discounts to Appraised Values 16% - 100% 13% - 100%For assets and liabilities not presented on the balance sheet at fair value, the following methods are used to determine fair value: Cash and cash equivalents—The carrying amount of these financial instruments approximates fair value. All mature within 90 days and do not present unanticipated credit concerns. Certificates of deposits with other banks—Fair value is based on market prices for similar assets. Investment securities held to maturity—Securities held to maturity are valued at quoted market prices or dealer quotes. Loans Receivable, Net—The fair value of loans are estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. As discount rates are based on current loan rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale. (23) Carrying Amounts and Fair Value of Financial Instruments, ContinuedFHLB Stock—The fair value approximates the carrying value.Deposits—The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposits is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities. FHLB Advances—Fair value is estimated using discounted cash flows with current market rates for borrowings with similar terms. Other Borrowed Money—The carrying value of these short term borrowings approximates fair value.Note Payable—The carrying value of the note payable approximates fair value. Senior Convertible Debentures— The fair value is estimated by discounting the future cash flows using the current rates at which similar debenture offerings with similar terms and maturities would be issued by similar institutions. As discount rates are based on current debenture rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.Junior Subordinated Debentures—The carrying value of junior subordinated debentures approximates fair value.The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2018 and 2017 presented in accordance with the applicable accounting guidance. December 31, 2018 Carrying Fair Value(In Thousands)Amount Total Level 1 Level 2 Level 3Financial Assets: Cash and Cash Equivalents$12,706 $12,706 $12,706 $— $—Certificates of Deposits with Other Banks1,200 1,200 — 1,200 —Investment and Mortgage-Backed Securities409,894 409,505 — 409,505 —Loans Receivable, Net430,054 421,379 — — 421,379FHLB Stock2,204 2,204 2,204 — — Financial Liabilities: Deposits: Checking, Savings and Money Market Accounts$529,043 $529,043 $529,043 $— $— Certificate Accounts238,454 236,103 — 236,103 —Advances From FHLB34,030 33,771 — 33,771 —Other Borrowed Money10,698 10,698 10,698 — —Note Payable2,363 2,363 — 2,363 —Junior Subordinated Debentures5,155 5,155 — 5,155 —Senior Convertible Debentures6,064 6,064 — 6,064 —